Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Inventories [Line Items]
Materials and supplies	$ 137.1	$ 143.6
Raw coal	76.1	115.0
Saleable coal	156.3	147.9
Total	$ 369.5	$ 406.5